Significant accounting policies, estimates and judgements	12 Months Ended
Dec. 31, 2024
Significant accounting policies, estimates and judgements
Significant accounting policies, estimates and judgements

1 Significant accounting policies, estimates and judgments

Basis of preparation

The Consolidated Financial Statements of Eni SpA and its subsidiaries (collectively referred to as Eni or the Group) have been prepared on a going concern basis in accordance with International Financial Reporting Standards (IFRS)[1] as issued by the International Accounting Standards Board (IASB).

The Consolidated Financial Statements have been prepared under the historical cost convention, taking into account, where appropriate, value adjustments, except for certain items that under IFRSs must be measured at fair value as described in the accounting policies that follow. The principles of consolidation and the significant accounting policies that follow have been consistently applied to all years presented, except where otherwise indicated.

The 2024 Consolidated Financial Statements included in the Annual Report on Form 20-F, were approved by the Eni’s Board of Directors on April 3, 2025.

The Consolidated Financial Statements are presented in euros and all values are rounded to the nearest million euros (€ million), except where otherwise indicated.

Significant accounting estimates and judgements

The preparation of the Consolidated Financial Statements requires the use of estimates and assumptions that affect the assets, liabilities, revenues and expenses recognized in the financial statements, as well as amounts included in the notes thereto, including disclosure of contingent assets and contingent liabilities. Estimates made are based on complex judgements and past experience of other assumptions deemed reasonable in consideration of the information available at the time. The accounting policies and areas that require the most significant judgments and estimates to be used in the preparation of the Consolidated Financial Statements are in relation to the accounting for oil and natural gas activities, specifically in the determination of reserves, impairment of financial and non-financial assets, leases, decommissioning and restoration liabilities, environmental liabilities, business combinations, employee benefits, revenue from contracts with customers, fair value measurements and income taxes. Although the Company uses its best estimates and judgements, actual results could differ from the estimates and assumptions used. The accounting estimates and judgments relevant for the preparation of the Consolidated Financial Statement are illustrated in the description of the respective accounting policy.

Significant accounting estimates and judgments made in assessing the impacts of climate-related risks

Significant accounting estimates and judgments made by management for the preparation of the 2024 Consolidated Financial Statements are affected by the effects of actions to address climate change and by the potential impact of the energy transition. In particular, the global pressure towards a low-carbon economy, increasingly restrictive regulatory requirements for oil&gas activities and hydrocarbons consumption, carbon pricing schemes, the technological evolution of alternative energy sources for transportation, as well as changes in consumer preferences could imply a structural decline of the demand for hydrocarbons in the medium-long term, an increase in operating costs and a higher risk of stranded assets for Eni.

The Eni strategy towards Carbon Neutrality, in line with the provisions of the scenarios compatible with maintaining global warming within the 1.5°C threshold, is composed of a series of actions and initiatives aimed to achieve carbon neutrality by 2050, through the Net Zero emissions for all Scope 1, 2 and 3 GHG emissions associated with Eni’s product portfolio. Scenarios adopted by management take into account policies, regulatory requirements and current and expected developments in technology and set out a development path of the future energy system, on the basis of an economic and demographic framework, analysis of existing and announced policies and technologies, identifying those which can reasonably reach maturity within the considered time horizon. Price variables reflect the best estimate by management of the fundamentals of several energy markets, which incorporates the ongoing and reasonably expected decarbonization trends, and are subject to continuous benchmarking with the views of market analysts and peers.

Such scenarios represent the basis for significant estimates and judgments relating to: (i) the assessment of the intention to continue exploration projects; (ii) the assessment of the recoverability of non-current assets and credit exposures towards National Oil Companies; (iii) the definition of useful lives and residual values of fixed assets; (iv) impacts on provisions (e.g. the anticipation of the expected timing of decommissioning and restoration costs).

Principles of consolidation

Subsidiaries

The Consolidated Financial Statements comprise the financial statements of the parent Company Eni SpA and those of its subsidiaries, being those entities over which the Company has control, either directly or indirectly, through exposure or rights to their variable returns and the ability to affect those returns through its power over the investees.

1 IFRSs include also International Accounting Standards (IAS), currently effective, as well as the interpretations developed by the IFRS Interpretations Committee, previously named International Financial Reporting Interpretations Committee (IFRIC) and initially Standing Interpretations Committee (SIC).

Subsidiaries are fully recognized and included in the consolidated financial statement, on the basis of consistent accounting policies, from the date on which control is obtained until the date that control ceases, taking into account the appropriate eliminations of intragroup transactions (see the accounting policy for “Intragroup transactions”). Non-controlling interests are presented separately on the balance sheet within equity; the profit or loss and comprehensive income attributable to non-controlling interests are presented in specific line items, respectively, in the profit and loss account and in the statement of comprehensive income. Non-controlling interests also include subordinated perpetual bonds issued by subsidiaries for which the Group holds the unconditional right to defer repayment of principal and payment of coupons.

Taking into account the lack of any material[2] impact on the representation of the financial position and performance of the Group[3], the Consolidated Financial Statements do not consolidate: (i) some subsidiaries that are immaterial, both individually and in the aggregate, and (ii) subsidiaries acting as sole operator in the management of oil and gas contracts on behalf of companies participating in a joint project. In the latter case, the activities are financed proportionally based on a budget approved by the participating companies upon presentation of periodical reports of proceeds and expenses. Costs and revenue and other operating data (production, reserves, etc.) of the project, as well as the related obligations arising from the project, are recognized directly in the financial statements of the companies involved based on their own share.

When the proportion of the equity held by non-controlling interests changes, any difference between the consideration paid/received and the amount by which the related non-controlling interests are adjusted is attributed to Eni owners’ equity (within the line item “Retained earnings”). Moreover, in the event of the disposal of minority interests without loss of control, any put options on non-controlling interests, exercisable upon the occurrence of events not under the Group's control, result in the recognition of a liability, equal to the present value of the so-called redemption amount, as a balancing entry to Group equity.

The sale of equity interests with loss of control determines the recognition in the profit and loss account of: (i) any gain or loss calculated as the difference between the consideration received and the corresponding transferred net assets; (ii) any gain or loss recognized as a result of the remeasurement of any investment retained in the former subsidiary at its fair value; (iii) the estimate of fair value of any contingent consideration, to be settled in cash if specified future events occur or conditions are met; and (iv) any amount related to the former subsidiary previously recognized in other comprehensive income which may be reclassified subsequently to the profit and loss account[4]. Any investment retained in the former subsidiary is recognized at its fair value at the date when control is lost and shall be accounted for in accordance with the applicable measurement criteria.

Interests in joint arrangements

Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Investments in joint ventures are accounted for using the equity method as described in the accounting policy for “The equity method of accounting”.

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have enforceable rights to the assets, and enforceable obligations for the liabilities, relating to the arrangement; in the Consolidated Financial Statements, Eni recognizes its share of the assets/liabilities and revenues/expenses of joint operations on the basis of its rights and obligations relating to the arrangements.

After the initial recognition, the assets/liabilities and revenues/expenses of the joint operations are measured in accordance with the applicable measurement criteria.

Immaterial joint operations structured through a separate vehicle are accounted for using the equity method or, if this does not result in a misrepresentation of the Company’s financial position and performance, at cost less any impairment losses.

Investments in associates

An associate is an entity over which Eni has significant influence, that is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control of those policies. Investments in associates are accounted for using the equity method as described in the accounting policy for “The equity method of accounting”.

[2] According to IFRSs, information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements.

[3] Unconsolidated subsidiaries are accounted for as described in the accounting policy for “The equity method of accounting”.

[4] Conversely, any amount related to the former subsidiary previously recognized in other comprehensive income, which may not be reclassified subsequently to the profit and loss account, are reclassified in another item of equity.

The equity method of accounting

Investments in joint ventures, associates and immaterial unconsolidated subsidiaries, are accounted for using the equity method.[5]

Under the equity method, investments are initially recognized at cost, allocating it, similarly to business combinations procedures, to the investee’s identifiable assets/liabilities; any excess of the cost of the investment over the share of the net fair value of the investee’s identifiable assets and liabilities is accounted for as goodwill, not separately recognized but included in the carrying amount of the investment. If this allocation is provisionally recognized at initial recognition, it can be retrospectively adjusted within one year from the acquisition date, to reflect new information obtained about facts and circumstances that existed at the acquisition date. Subsequently, with the aim of reflecting the Group’s share of the investee’s net assets and the related changes, the carrying amount is adjusted to reflect: (i) the investor’s share of the profit or loss of the investee after the date of acquisition, adjusted to account for depreciation, amortization and any impairment losses of the equity-accounted entity’s assets based on their fair values at the date of acquisition; and (ii) the investor’s share of the investee’s other comprehensive income. Conversely, the carrying amount is not adjusted for changes in the equity of the investee arising, for instance, from the issue by the investee of perpetual subordinated bonds or convertible bonds not subscribed by the Group. Distributions received from an equity-accounted investee reduce the carrying amount of the investment. In applying the equity method, consolidation adjustments are considered (see also the accounting policy for “Subsidiaries”). Losses arising from the application of the equity method in excess of the carrying amount of the investment, recognized in the profit and loss account within “Income (Expense) from investments”, reduce the carrying amount, net of the related expected credit losses (see below), of any financing receivables towards the investee for which settlement is neither planned nor likely to occur in the foreseeable future (the so-called long-term interests), which are, in substance, an extension of the investment in the investee. The investor’s share of any losses of an equity-accounted investee that exceeds the carrying amount of the investment and any long-term interests (the so-called net investment), is recognized in a specific provision only to the extent that the investor has incurred legal or constructive obligations or made payments on behalf of the investee.

Whenever there is objective evidence of impairment (e.g. relevant breaches of contracts, significant financial difficulty, probable default of the counterparty, etc.), the carrying amount of the net investment, resulting from the application of the abovementioned measurement criteria, is tested for impairment by comparing it with the related recoverable amount, determined by adopting the criteria indicated in the accounting policy for “Impairment of non-financial assets”. When an impairment loss no longer exists or has decreased, any reversal of the impairment loss is recognized in the profit and loss account within “Income (Expense) from investments”. The impairment reversal of the net investment shall not exceed the previously recognized impairment losses.

The sale of equity interests with loss of joint control or significant influence over the investee determines the recognition in the profit and loss account of: (i) any gain or loss calculated as the difference between the consideration received and the corresponding transferred share; (ii) any gain or loss recognized as a result of the remeasurement of any investment retained in the former joint venture/associate at its fair value[6]; and (iii) any amount related to the former joint venture/associate previously recognized in other comprehensive income which may be reclassified subsequently to the profit and loss account[7]. Any investment retained in the former joint venture/associate is recognized at its fair value at the date when joint control or significant influence is lost and shall be accounted for in accordance with the applicable measurement criteria.

Business combinations

Business combinations are accounted for by applying the acquisition method. The consideration transferred in a business combination is the sum of the acquisition-date fair value of the assets transferred, the liabilities incurred and the equity interests issued by the acquirer. The consideration transferred also includes the fair value of any assets or liabilities resulting from contingent considerations, contractually agreed and dependent upon the occurrence of specified future events.

The acquirer shall measure the identifiable assets acquired and liabilities assumed at their acquisition-date fair values[8], unless another measurement basis is required by IFRSs. The excess of the consideration transferred over the Group’s share of the acquisition-date fair values of the identifiable assets acquired and liabilities assumed is recognized, on the balance sheet, as goodwill; conversely, a gain on a bargain purchase is recognized in the profit and loss account.

Any non-controlling interests are measured as the proportionate share in the recognized amounts of the acquiree’s identifiable net assets at the acquisition date excluding the portion of goodwill attributable to them (partial goodwill method). In a business combination achieved in stages, the purchase price is determined by summing the acquisition-date fair value of previously held equity interests in the acquiree and the consideration transferred for obtaining control; the previously held equity interests are remeasured at their acquisition-date fair value and the resulting gain or loss, if any, is recognized in the profit and loss account. Furthermore, on obtaining control, any amount recognized in other comprehensive income related to the previously held equity interests is reclassified to the profit and loss account, or in another item of equity when such amount may not be reclassified to the profit and loss account.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the provisional amounts recognized at the acquisition date shall be retrospectively adjusted within one year from the acquisition date, to reflect new information obtained about facts and circumstances that existed as of the acquisition date.

[5] Joint ventures, associates and immaterial unconsolidated subsidiaries are accounted for at cost less any impairment losses, if this does not result in a misrepresentation of the Company's financial position and performance.

6 If the retained investment continues to be classified either as a joint venture or an associate and so accounted for using the equity method, no remeasurement at fair value is recognized in the profit and loss account.

[7] Conversely, any amount related to the former joint venture/associate previously recognized in other comprehensive income, which may not be reclassified subsequently to the profit and loss account, are reclassified in another item of equity.

[8] Fair value measurement principles are described in the accounting policy for “Fair value measurements”.

Significant accounting estimates and judgments: investments and business combinations

The assessment of the existence of control, joint control, significant influence over an investee, as well as for joint operations, the assessment of the existence of enforceable rights to the investee’s assets and enforceable obligations for the investee’s liabilities imply that management makes complex judgments on the basis of the characteristics of the investee’s structure, arrangements between parties and other relevant facts and circumstances. Significant accounting estimates by management are required also for measuring the identifiable assets acquired and the liabilities assumed in a business combination at their acquisition-date fair values. For such measurement, to be performed also for the application of the equity method, Eni adopts the valuation techniques generally used by market participants taking into account the available information; for the most significant acquisitions, Eni engages external independent evaluators.

Intragroup transactions

All balances and transactions between consolidated companies, and not yet realized with third parties, including unrealized profits arising from such transactions have been eliminated[9].

Unrealized profits arising from transactions between the Group and its equity-accounted entities are eliminated to the extent of the Group’s interest in the equity-accounted entity; such accounting treatment is applied also for transfer of businesses to equity-accounted entities (so-called downstream transactions). In both cases, the unrealized losses are not eliminated as the transaction provides evidence of an impairment loss of the asset transferred.

Foreign currency translation

The financial statements of foreign operations having a functional currency other than the euro, that represents the parent’s functional currency as well as the presentation currency of the Consolidated Financial Statements, are translated into euros using the spot exchange rates on the balance sheet date for assets and liabilities, historical exchange rates for equity and average exchange rates for the profit and loss account and the statement of cash flows.

The cumulative resulting exchange differences are presented in the separate component of Eni owners’ equity “Cumulative currency translation differences”[10]. Cumulative amount of exchange differences relating to a foreign operation are reclassified to the profit and loss account when the entity disposes the entire interest in that foreign operation or when the partial disposal involves the loss of control, joint control or significant influence over the foreign operation. On a partial disposal that does not involve loss of control of a subsidiary that includes a foreign operation, the proportionate share of the cumulative exchange differences is reattributed to the non-controlling interests in that foreign operation. On a partial disposal of interests in joint arrangements or in associates that does not involve loss of joint control or significant influence, the proportionate share of the cumulative exchange differences is reclassified to the profit and loss account. The repayment of share capital made by a subsidiary having a functional currency other than the euro, without a change in the ownership interest, implies that the proportionate share of the cumulative amount of exchange differences relating to the subsidiary is reclassified to the profit and loss account.

The financial statements of foreign operations which are translated into euros are denominated in the foreign operations’ functional currencies which generally is the U.S. dollar.

The main foreign exchange rates used to translate the financial statements into the parent’s functional currency are indicated below:

(currency amount for 1 €)	Annual average exchange rate 2024	Exchange rate at December 31, 2024	Annual average exchange rate 2023	Exchange rate at December 31, 2023	Annual average exchange rate 2022	Exchange rate at December 31, 2022
U.S. Dollar	1.08	1.04	1.08	1.11	1.05	1.07
Pound Sterling	0.85	0.83	0.87	0.87	0.85	0.89
Australian Dollar	1.64	1.68	1.63	1.63	1.52	1.57

Material accounting policies

The material accounting policies used in the preparation of the Consolidated Financial Statements are described below.

Oil and natural gas exploration, appraisal, development and production activities

Oil and natural gas exploration, appraisal and development activities are accounted for using the principles of the successful efforts method of accounting as described below.

[9] Exchange differences associated with intragroup monetary assets and liabilities arising from transactions between consolidated companies operating in different currencies are not eliminated.

[10] When the foreign subsidiary is partially owned, the cumulative exchange difference, that is attributable to the non-controlling interests, is allocated to and recognized as part of “Non-controlling interest”.

Acquisition of exploration rights

Costs incurred for the acquisition of exploration rights (or their extension) are initially capitalized within the line item “Intangible assets” as “exploration rights — unproved” pending determination of whether the exploration and appraisal activities in the reference areas are successful or not. Unproved exploration rights are not amortized, but reviewed to confirm that there is no indication that the carrying amount exceeds the recoverable amount. This review is based on the confirmation of the commitment of the Company to continue the exploration activities and on the analysis of facts and circumstances that indicate the absence of uncertainties related to the recoverability of the carrying amount. If no future activity is planned, the carrying amount of the related exploration rights is recognized in the profit and loss account as write-off. Lower value exploration rights are pooled and amortized on a straight-line basis over the estimated period of exploration. In the event of a discovery of proved reserves (i.e. upon recognition of proved reserves and internal approval for development), the carrying amount of the related unproved exploration rights is reclassified to “proved exploration rights”, within the line item “Intangible assets”. Upon reclassification, as well as whether there is any indication of impairment, the carrying amount of exploration rights to reclassify as proved is tested for impairment considering the higher of their value in use and their fair value less costs of disposal. From the commencement of production, proved exploration rights are amortized according to the unit of production method (the so-called UOP method, described in the accounting policy for “UOP depreciation, depletion and amortization”).

Acquisition of mineral interests

Costs incurred for the acquisition of mineral interests are capitalized in connection with the assets acquired (such as exploration potential, possible and probable reserves and proved reserves). When the acquisition is related to a set of exploration potential and reserves, the cost is allocated to the different assets acquired based on their expected discounted cash flows.

Acquired exploration potential is measured in accordance with the criteria illustrated in the accounting policy for “Acquisition of exploration rights”. Costs associated with proved reserves are amortized according to the UOP method (see the accounting policy for “UOP depreciation, depletion and amortization”). Expenditure associated with possible and probable reserves (unproved mineral interests) is not amortized until classified as proved reserves; in case of a negative result of the subsequent appraisal activities, it is written off.

Exploration and appraisal expenditure

Geological and geophysical exploration costs are recognized as an expense as incurred.

Costs directly associated with an exploration well are initially recognized within tangible assets in progress, as “exploration and appraisal costs — unproved” (exploration wells in progress) until the drilling of the well is completed and can continue to be capitalized in the following 12-month (or a longer period of time according to the complexity of the project and to the associated investment level) period pending the evaluation of drilling results (suspended exploration wells). If, at the end of this period, it is ascertained that the result is negative (no hydrocarbon found) or that the discovery is not sufficiently significant to justify the development, the wells are declared dry/unsuccessful and the related costs are written-off. Conversely, these costs continue to be capitalized if and until: (i) the well has found a sufficient quantity of reserves to justify its completion as a producing well, and (ii) the entity is making sufficient progress assessing the reserves and the economic and operating viability of the project; on the contrary, the capitalized costs are recognized in the profit and loss account as write-off. Analogous recognition criteria are adopted for the costs related to the appraisal activity. When proved reserves of oil and/or natural gas are determined, the relevant expenditure recognized as unproved is reclassified to proved exploration and appraisal costs within tangible assets in progress. Upon reclassification, or when there is any indication of impairment, the carrying amount of the costs to reclassify as proved is tested for impairment considering the higher of their value in use and their fair value less costs of disposal. From the commencement of production, proved exploration and appraisal costs are depreciated according to the UOP method (see the accounting policy for “UOP depreciation, depletion and amortization”).

Development costs

Development costs, including the costs related to unsuccessful and damaged development wells, are capitalized as “Tangible asset in progress — proved”. Development costs are incurred to obtain access to proved reserves and to provide facilities for extracting, treating, gathering and storing the oil and gas. They are amortized, from the commencement of production, generally on a UOP basis. When development projects are unfeasible/not carried on, the related costs are written off when it is decided to abandon the project. Development costs are tested for impairment in accordance with the criteria described in the accounting policy for “Property, plant and equipment”.

UOP depreciation, depletion and amortization

Proved oil and gas assets are depreciated generally under the UOP method, as their useful life is closely related to the availability of proved oil and gas reserves, by applying to the depreciable amounts at the end of each quarter a rate representing the ratio between the volumes extracted during the quarter and the reserves existing at the end of the quarter, increased by the volumes extracted during the quarter. This method is applied with reference to the smallest aggregate representing a direct correlation between expenditures to be depreciated and oil and gas reserves. Proved exploration rights and acquired proved mineral interests are amortized over proved reserves; proved exploration and appraisal costs and development costs are depreciated over proved developed reserves, while common facilities are depreciated over total proved reserves. Proved reserves are determined according to U.S. SEC rules that require the use of the yearly average oil and gas prices for assessing the economic producibility; material changes in reference prices could result in depreciation charges not reflecting the pattern in which the assets’ future economic benefits are expected to be consumed to the extent that, for example, certain non-current assets would be fully depreciated within a short term. In these cases, the reserves considered in determining the UOP rate are estimated on the basis of economic viability parameters, reasonable and consistent with management’s expectations of production, in order to recognize depreciation charges that more appropriately reflect the expected utilization of the assets concerned.

Production costs

Production costs are those costs incurred to operate and maintain wells and field equipment and are recognized as an expense as incurred.

Production Sharing Agreements and service contracts

Oil and gas reserves related to Production Sharing Agreements are determined on the basis of contractual terms related to the recovery of the contractor’s costs to undertake and finance exploration, development and production activities at its own risk (Cost Oil) and the Company’s stipulated share of the production remaining after such cost recovery (Profit Oil). Revenues from the sale of the lifted production, against both Cost Oil and Profit Oil, are accounted for on an accrual basis, whilst exploration, development and production costs are accounted for according to the above-mentioned accounting policies. A similar scheme applies to the service contracts where the Group is entitled to a share of the production as consideration for the rendered service.

The Company’s share of production volumes and reserves includes the share of hydrocarbons that corresponds to the taxes to be paid, according to the contractual agreement, by the national government on behalf of the Company. As a consequence, the Company has to recognize at the same time an increase in the taxable profit, through the increase of the revenue, and a tax expense.

Plugging and abandonment of wells

Costs expected to be incurred with respect to the plugging and abandonment of a well, dismantlement and removal of production facilities, as well as site restoration, are capitalized, consistent with the accounting policy described under “Property, plant and equipment”, and then depreciated on a UOP basis.

Significant accounting estimates and judgments: oil and natural gas activities

Engineering estimates of the oil and gas reserves are inherently uncertain. Proved reserves are the estimated volumes of crude oil, natural gas and gas condensates, liquids and associated substances which geological and engineering data demonstrate that can be economically producible with reasonable certainty from known reservoirs under existing economic conditions and operating methods. Although there are authoritative guidelines regarding the engineering and geological criteria that must be met before estimated oil and gas reserves can be categorized as “proved”, the estimate of the reserves depends on a number of factors, assumptions and variables, including: (i) the quality of available geological and technical engineering data and their interpretation and judgment; (ii) projections regarding future rates of production and operating costs and development costs; (iii) changes in the prevailing tax rules, other government regulations and contractual conditions; (iv) results of drilling, testing and the actual production performance of the Company’s reservoirs after the date of the initial estimates which may drive substantial upward or downward revisions during the current period; and (v) changes in oil and natural gas commodity prices which could affect expected future cash flows and the quantities of the Company’s proved reserves since the estimates of reserves are based on prices existing as of the date when these estimates are made.

Lower oil prices or the projections of higher operating and development costs may impair the ability of the Company to economically produce reserves leading to downward reserve revisions.

Many of the factors, assumptions and variables involved in estimating proved reserves are subject to change over time and therefore affect the estimates of oil and natural gas reserves. Similar uncertainties concern unproved reserves.

The determination of whether potentially economic oil and natural gas reserves have been discovered by an exploration well is made within a year after well completion. The evaluation process of a discovery, which requires performing additional appraisal activities on the potential oil and natural gas field and establishing the optimum development plans, can take longer, in most cases, depending on the complexity of the project and on the size of capital expenditures required. During this period, the costs related to these exploration wells remain suspended on the balance sheet. In any case, all such capitalized costs are reviewed, at least, on an annual basis to confirm the continued intent to develop, or otherwise to extract value from the discovery.

Field reserves will be categorized as proved only when all the criteria for attribution of proved status have been met. Proved reserves can be classified as developed or undeveloped. Volumes are classified into proved developed reserves as a consequence of development activity. Generally, reserves are booked as proved developed at the start of production. Major development projects typically take one to four years from the time of initial booking to the start of production.

Estimated reserves are used both in determining depreciation, amortization and depletion charges (see the accounting policy for “UOP depreciation, depletion and amortization”) and for the definition of future cash flows of oil and natural gas assets within the impairment test.

Property, plant and equipment

Property, plant and equipment are recognized using the cost model and initially stated at their purchase price or construction cost including any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management.

For assets that necessarily take a substantial period of time to get ready for their intended use, the purchase price or construction cost comprises the borrowing costs incurred in the period to get the asset ready for use that would have been avoided if the expenditure had not been made.

In the case of a present obligation for dismantling and removal of assets and restoration of sites, the initial carrying amount of an item of property, plant and equipment includes the estimated (discounted) costs to be incurred when the removal event occurs; a corresponding amount is recognized as part of a specific provision (see the accounting policy for “Decommissioning and restoration liabilities”). Analogous approach is adopted for present obligations to realize social projects in oil and gas development areas.

Property, plant and equipment are not revalued for financial reporting purposes.

Expenditures on upgrading, revamping and reconversion are recognized as items of property, plant and equipment when it is probable that they will increase the expected future economic benefits of the asset. Assets acquired for safety or environmental reasons, although not directly increasing the future economic benefits of any particular existing item of property, plant and equipment, qualify for recognition as assets when they are necessary for running the business.

Depreciation of tangible assets begins when they are available for use, i.e. when they are in the location and condition necessary for it to be capable of operating as planned. Property, plant and equipment are depreciated on a systematic basis over their useful life. The useful life is the period over which an asset is expected to be available for use by the Company.

When tangible assets are composed of more than one significant part with different useful lives, each part is depreciated separately. The depreciable amount is the asset’s carrying amount less its residual value at the end of its useful life if it is significant and can be reasonably determined. Changes in the asset's useful life, in its residual value or in the pattern of consumption of the future economic benefits embodied in the asset, are accounted for prospectively.

Replacement costs of identifiable parts in complex assets are capitalized and depreciated over their useful life; the residual carrying amount of the part that has been substituted is charged to the profit and loss account. Non-removable leasehold improvements are depreciated over the earlier of the useful life of the improvements and the lease term. Expenditures for ordinary maintenance and repairs, other than replacements of identifiable components, which reintegrate, and do not increase the performance of the assets, are recognized as an expense as incurred.

The carrying amount of property, plant and equipment is derecognized on disposal or when no future economic benefits are expected from its use or disposal; the arising gain or loss is recognized in the profit and loss account.

Leases [11]

A contract is, or contains, a lease, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration; such right exists whether, throughout the period of use, the customer has both the right to obtain substantially all of the economic benefits from use of the identified asset and the right to direct the use of the identified asset.

At the commencement date of the lease (i.e. the date on which the underlying asset is available for use), a lessee recognizes on the balance sheet an asset representing its right to use the underlying leased asset (hereinafter also referred as right-of-use asset) and a liability representing its obligation to make lease payments during the lease term (hereinafter also referred as lease liability).[12] The lease term is the non-cancellable period of a contract, together with, if reasonably certain, periods covered by extension options or by the non-exercise of termination options.

In particular, the lease liability is initially recognized at the present value of the following lease payments[13] that are not paid at the commencement date: (i) fixed payments (including in-substance fixed payments), less any lease incentives receivable; (ii) variable lease payments that on an index or a rate[14]; (iii) amounts expected to be payable by the lessee under residual value guarantees; (iv) the exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and (v) payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease. The lease payments are discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the lessee’s incremental borrowing rate. The latter is determined considering the term of the lease, the frequency and currency of the contractual lease payments, as well as the features of the lessee’s economic environment (reflected in the country risk premium assigned to each country where Eni operates).

After the initial recognition, the lease liability is measured on an amortized cost basis and is remeasured, normally, as an adjustment to the carrying amount of the related right-of-use asset, to reflect changes to the lease payments due, essentially, to: (i) modifications in the lease contract not accounted as a separate lease; (ii) changes in indexes or rates (used to determine the variable lease payments); or (iii) changes in the assessment of contractual options (e.g. options to purchase the underlying asset, extension or termination options).

[11] This accounting policy does not apply to leases to explore for and extract resources such as those for oil and gas rights, leases of land and any rights of way related to oil and gas activities.

[12] Eni applies the recognition exemptions allowed for short-term leases (for certain classes of underlying assets) and low-value leases, by recognizing the lease payments associated with those leases as an expense on a straight-line basis over the lease term.

[13] Eni does not separate non-lease components from lease components except for main contracts related to upstream activities (drilling rigs), which provide for single payments relating to both lease and non-lease components.

[14] Conversely, the other kinds of variable lease payments (payments that depend on the use of an underlying leased asset) are not included in the carrying amount of the lease liability but are recognized in the profit and loss account as operating expenses over the lease term.

The right-of-use asset is initially measured as the sum of: (i) the amount of the initial measurement of the lease liability; (ii) any initial direct costs incurred by the lessee[15]; (iii) any lease payments made at or before the commencement date, less any lease incentives received; and (iv) an estimate of costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease. After the initial recognition, the right-of-use asset is adjusted for any accumulated depreciation[16], any accumulated impairment losses (see the accounting policy for “Impairment of non-financial assets”) and any remeasurement of the lease liability.

The depreciation charges of the right-of-use asset and the interest expenses on the lease liability directly attributable to the construction of an asset are capitalized as part of the cost of such asset and subsequently recognized in the profit and loss account through depreciation/impairments or write-off, mainly in the case of exploration assets.

In the oil and gas activities, the operator of an unincorporated joint operation which enters into a lease contract as the sole signatory recognizes on the balance sheet: (i) the entire lease liability if, based on the contractual provisions and any other relevant facts and circumstances, it has primary responsibility for the liability towards the third-party supplier; and (ii) the entire right-of-use asset, unless, on the basis of the terms and conditions of the contract, there is a sublease with the followers.

The followers’ share of the right-of-use asset, recognized by the operator, will be recovered according to the joint operation’s contractual arrangements by billing the project costs attributable to the followers and collecting the related cash calls. Costs recovered from the followers are recognized as “Other income and revenues” in the profit and loss account and as net cash provided by operating activities in the statement of cash flows.

Differently, if a lease contract is signed by all the partners, Eni recognizes its share of the right-of-use asset and lease liability on the balance sheet based on its working interest.

If Eni does not have primary responsibility for the lease liability and, on the basis of the terms and conditions of the contract, there is not a sublease, it does not recognize any right-of-use asset and lease liability related to the lease contract.

When lease contracts are entered into by companies other than subsidiaries that act as operators on behalf of the other participating companies (the so-called operating companies), consistent with the provision to recover from the followers the costs related to the oil and gas activities, the participating companies recognize their share of the right-of-use assets and the lease liabilities based on their working interest, defined according to the expected use, to the extent that it is reliably determinable, of the underlying assets.

Significant accounting estimates and judgments: lease transactions

With reference to lease contracts, management makes significant estimates and judgments related to: (i) determining the lease term, considering all facts and circumstances that generate an economic incentive, or not, to exercise any extension and/or termination options; (ii) determining the lessee’s incremental borrowing rate; (iii) identifying and, where appropriate, separating non-lease components from lease components, where an observable stand-alone price is not readily available, taking into account also the analysis performed with external experts; (iv) recognizing lease contracts, for which the underlying assets are used in oil and gas activities (mainly drilling rigs and FPSOs), entered into as operator within an unincorporated joint operation, considering if the operator has primary responsibility for the liability towards the third-party supplier and the relationships with the followers; (v) identifying the variable lease payments and the related characteristics in order to include them in the measurement of the lease liability.

Intangible assets

Intangible assets are identifiable non-monetary assets without physical substance, controlled by the Company and able to produce future economic benefits, and goodwill. An asset is classified as intangible when management is able to distinguish it clearly from goodwill.

Intangible assets are initially recognized at cost as determined by the criteria described in the accounting policy for “Property, plant and equipment” and they are never revalued for financial reporting purposes.

Intangible assets with finite useful lives are amortized on a systematic basis over their useful life; the amortization is carried out in accordance with the criteria described in the accounting policy for “Property, plant and equipment”.

Goodwill and intangible assets with indefinite useful lives are not amortized. For the recoverability of the carrying amounts of goodwill and other intangible assets see the accounting policy for “Impairment of non-financial assets”.

Costs of obtaining a contract with a customer are recognized on the balance sheet if the Company expects to recover those costs. The carrying value of the intangible asset arising from those costs is amortized on a systematic basis, that is consistent with the transfer to the customer of the goods or services to which the asset relates, and is tested for impairment.

Costs of technological development activities, including development costs related to CCS Projects (Carbon, Capture and Storage) incurred before the construction of the physical infrastructure, are capitalized when: (i) the cost attributable to the development activity can be measured reliably; (ii) there is the intention and the availability of financial and technical resources to make the asset available for use or sale; and (iii) it can be demonstrated that the asset is able to generate probable future economic benefits.

The carrying amount of intangible assets is derecognized on disposal or when no future economic benefits are expected from its use or disposal; any arising gain or loss is recognized in the profit and loss account.

[15] Initial direct costs are incremental costs of obtaining a lease that would not have been incurred if the lease had not been obtained.

[16] Depreciation charges are recognized on a systematic basis from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. Nevertheless, if the lease transfers ownership of the underlying asset to the lessee by the end of the lease term, or if the cost of the right-of-use asset reflects that the lessee will exercise a purchase option, the right-of-use asset is depreciated from the commencement date to the end of the useful life of the underlying asset.

Impairment of non-financial assets

Non-financial assets (tangible assets, intangible assets and right-of-use assets) are tested for impairment whenever events or changes in circumstances indicate that the carrying amounts for those assets may not be recoverable.

The recoverability assessment is performed for each cash-generating unit (hereinafter also CGU) represented by the smallest identifiable group of assets that generate cash inflows that are largely independent of the cash inflows from other assets or group of assets.

CGUs may include corporate assets which do not generate cash inflows independently of other assets or group of assets but which contribute to the future cash flows of more CGUs; the portions of corporate assets are allocated to a specific CGU or, if not possible, to a group of CGUs on a reasonable and consistent basis. Goodwill is tested for impairment at least annually, and whenever there is any indication of impairment, at the lowest level within the entity at which it is monitored for internal management purposes. Right-of-use assets, which generally do not generate cash inflows independently of other assets or groups of assets, are allocated to the CGU to which they belong; the right-of-use assets which cannot be fully attributed to a CGU are considered as corporate assets. The recoverability of the carrying amount of common facilities within the E&P operating segment is assessed by considering the set of recoverable amounts of the CGUs benefiting from the common facility.

The recoverability of a CGU is assessed by comparing its carrying amount with the recoverable amount, which is the higher of the CGU’s fair value less costs of disposal and its value in use. Value in use is the present value of the future cash flows expected to be derived from continuing use of the CGU and, if significant and reliably measurable, the cash flows expected to be obtained from its disposal at the end of its useful life, after deducting the costs of disposal.

The value in use of CGUs which include material right-of-use assets is calculated, normally, by ignoring lease payments included in the measurement of the lease liabilities.

For impairment test purposes, cash outflows expected to be incurred to guarantee compliance with laws and regulations regarding CO2 emissions (e.g. Emission Trading Scheme) or on a voluntary basis (e.g. cash outflows related to forestry certificates acquired or produced consistent with the Company’s decarbonization strategy – hereinafter also forestry) are taken into account.

In particular, in estimating value in use, the cash outflows for forestry projects[17] are included, consistent with the targets of the decarbonization strategy, within the expected operating cash outflows; in this regard, considering that the forestry projects can be developed in countries where Eni does not carry out operating activities and given the difficulty to allocate such cash outflows, on a reasonable and consistent basis, to CGUs of the relevant operating segment, the related discounted cash outflows are treated as a reduction of the headroom of the E&P operating segment.

For the determination of value in use, the estimated future cash flows are discounted using a rate that reflects a current market assessment of the time value of money and of the risks specific to the asset that are not reflected in the estimated future cash flows. In particular, the discount rate used is the Weighted Average Cost of Capital (WACC) adjusted for the specific country risk of the CGU. These adjustments are measured considering information from external parties. WACC differs considering the risk associated with each operating segment/business where the asset operates. In particular, for the assets belonging to the Global Gas & LNG Portfolio (GGP) operating segment, the Chemical business, the Biochemistry business, the Power business, E-Mobility, Retail Domestic and Renewable businesses, Fuel Sales, Biomethane and Green Refinery businesses, the Agri-Feedstock business, the CCUS business and Eni Rewind business, the riskiness is determined on the basis of a sample of comparable companies. For the E&P operating segment and REVT (Refining Evolution and Transformation) business, the riskiness is determined, on a residual basis, as the difference between the risk of Eni as a whole and the risk of other operating segments/business. Value in use is calculated net of the tax effect as this method results in values similar to those resulting from discounting pre-tax cash flows at a pre-tax discount rate derived, through an iteration process, from a post-tax valuation.

When the carrying amount of the CGU, including goodwill allocated thereto, determined taking into account any impairment loss of the non-current assets belonging to the CGU, exceeds its recoverable amount, the excess is recognized as an impairment loss. The impairment loss is allocated first to reduce the carrying amount of goodwill; any remaining excess is allocated to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the CGU, up to the related recoverable amount.

When an impairment loss no longer exists or has decreased, a reversal of the impairment loss is recognized in the profit and loss account. The impairment reversal shall not exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. An impairment loss recognized for goodwill is not reversed in a subsequent period.[18]

[17] For the recognition criteria of forestry certificates see the accounting policy for “Costs”.

[18] Impairment losses recognized for goodwill in an interim period are not reversed also when, considering conditions existing in a subsequent interim period, they would have been recognized in a smaller amount or would not have been recognized.

Grants related to assets

Government grants related to assets are recognized by deducting them in calculating the carrying amount of the related assets when there is reasonable assurance that the Company will comply with the conditions attaching to them and the grants will be received.

Inventories

Inventories, including compulsory stock, are measured at the lower of purchase or production cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale, or, with reference to inventories of crude oil and petroleum products already included in binding sale contracts, the contractual selling price. Inventories which are principally acquired with the purpose of selling in the near future and generating a profit from fluctuations in price are measured at fair value less costs to sell and any subsequent changes in fair value are recognized in the profit and loss account. Materials and other supplies held for use in production are not written down below cost if the finished products in which they will be incorporated are expected to be sold at or above cost.

The cost of inventories of hydrocarbons (crude oil, condensates and natural gas) and petroleum products is determined by applying the weighted average cost method on a three-month basis, or on a different time period (e.g. monthly), when it is justified by the use and the turnover of inventories of crude oil and petroleum products; the cost of inventories of the Chemical business is determined by applying the weighted average cost on an annual basis.

When take-or-pay clauses are included in long-term gas purchase contracts, pre-paid gas volumes that are not withdrawn to fulfill minimum annual take obligations are measured using the pricing formulas contractually defined. They are recognized within “Other assets” as “Deferred costs”, as a contra to “Trade and other payables” or, after settlement, to “Cash and cash equivalents”. The allocated deferred costs are charged to the profit and loss account: (i) when natural gas is actually withdrawn, the related cost is included in the determination of the weighted average cost of inventories; and (ii) for the portion which is not recoverable, when it is not possible to withdraw the previously pre-paid gas within the contractually defined deadlines. Furthermore, the allocated deferred costs are tested for economic recoverability by comparing the related carrying amount and their net realizable value, determined adopting the same criteria described for inventories.

Significant accounting estimates and judgments: impairment of non-financial assets

The assessment of the recoverability of non-financial assets depends on management estimates on highly uncertain and complex matters such as future commodity prices, future discount rates, future development costs and production costs, the effects of inflation and technology improvements on operating expenses, production profiles and the outlook for global or regional market supply-and-demand conditions also with reference to the decarbonization process and the effects of changes in regulatory requirements. The definition of CGUs and the identification of their appropriate grouping for the purpose of testing for impairment the carrying amount of goodwill, corporate assets as well as common facilities within the E&P operating segment, require judgment by management. In particular, CGUs are identified considering, inter alia, how management monitors the entity’s operations (such as by business lines) or how management makes decisions about continuing or disposing of the entity’s assets and operations.

Similar remarks are valid for assessing the physical recoverability of assets recognized on the balance sheet (deferred costs — see also the accounting policy for “Inventories”) related to natural gas volumes not withdrawn under long-term supply contracts with take-or-pay clauses.

The definition of the expected future cash flows used for impairment analyses is based on judgmental assessments of future production volumes, prices and costs, considering available information at the date of review. With reference to commodity prices, management assumes the price scenario adopted for economic-financial projections and for the evaluation of investments over their entire life. The price scenario is approved by the Board of Directors (see point ‘Significant accounting estimates and judgments made in assessing the impacts of climate-related risks’). Moreover, the estimate of expected future cash flows, taking into consideration the current and the expected decarbonization trends, is performed taking into account: (i) the evolution of the future energy system, (ii) the fundamentals of the various energy markets, as well as (iii) the constant benchmarking with the views of market analysts and other specialized institutions.

For oil and natural gas properties, the expected future cash flows are estimated based on proved and probable reserves including, among other elements, production taxes and the costs to be incurred for the reserves yet to be developed. In limited cases (e.g. for mineral interests acquired from third parties as part of a business combination) the expected cash flows may take into account also the risk-adjusted possible reserves, if they are considered to determine the consideration transferred.

The estimate of the future rates of production is based on assumptions related to future commodity prices, operating costs, lifting and development costs, field decline rates and other factors.

More details on the main assumptions underlying the determination of the recoverable amount of non-financial assets are set out in note 15 – Reversals (Impairments) of tangible and intangible assets and right-of-use assets. Sensitivity of outcomes to decarbonization scenarios.

Financial instruments

Financial assets

Financial assets held by the Group are classified, on the basis of both contractual cash flow characteristics and the entity’s business model for managing them, in the following categories: (i) financial assets measured at amortized cost; and (ii) financial assets measured at fair value through profit or loss (hereinafter also FVTPL).

At initial recognition, a financial asset is measured at its fair value plus, in the case of a financial asset not at FVTPL, transaction costs that are directly attributable; at initial recognition, trade receivables that do not have a significant financing component are measured at their transaction price.

After initial recognition, financial assets whose contractual terms give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding are measured at amortized cost if they are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows (the so-called hold to collect business model). For financial assets measured at amortized cost, interest income determined using the effective interest rate, foreign exchange differences and any impairment losses[19] (see the accounting policy for “Impairment of financial assets”) are recognized in the profit and loss account.

Financial assets represented by debt instruments that are not measured at amortized cost, are measured at FVTPL; financial assets held for trading, as well as the portfolios of financial assets managed and evaluated on a fair value basis, fall into this category. Interest income on such financial assets contributes to the related fair value measurement and is recognized in “Finance income (expense)”, within “Net finance income (expense) from financial assets at fair value through profit or loss”.

When the purchase or sale of a financial asset is under a contract whose terms require delivery of the asset within the time frame established generally by regulation or convention in the marketplace concerned, the transaction is accounted for on the settlement date.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, demand deposits, as well as financial assets originally due, generally, up to three months, readily convertible to known amount of cash and subject to an insignificant risk of changes in value.

Impairment of financial assets

The expected credit loss model is adopted for the impairment of financial assets that are debt instruments but are not measured at FVTPL.[20]

In particular, the expected credit losses are generally measured by multiplying: (i) the exposure to the counterparty’s credit risk net of any collateral held and other credit enhancements (Exposure At Default, EAD); (ii) the probability that the default of the counterparty occurs (Probability of Default, PD); and (iii) the percentage estimate of the exposure that will not be recovered in case of default (Loss Given Default, LGD), considering the past experiences and the range of recovery tools that can be activated (e.g. extrajudicial and/or legal proceedings, etc.).

With reference to trade and other receivables, Probabilities of Default of counterparties are determined by adopting the internal credit ratings already used for credit worthiness and are periodically reviewed using, inter alia, back-testing analyses; for government entities (e.g. National Oil Companies), the Probability of Default, represented essentially by the probability of a delayed payment, is determined by using, as input data, the country risk premium adopted to determine WACC for the impairment review of non-financial assets.

For customers without internal credit ratings, the expected credit losses are measured by using a provision matrix, defined by grouping, where appropriate, receivables into adequate clusters to which apply expected loss rates defined on the basis of their historical credit loss experiences, adjusted, where appropriate, to take into account forward-looking information on credit risk of the counterparty or clusters of counterparties.[25]

[19] Receivables and other financial assets measured at amortized cost are presented on the balance sheet net of their loss allowance.

[20] The expected credit loss model is also adopted: (i) for issued financial guarantee contracts not measured at FVTPL; as well as (ii) for issued performance guarantees contracts. Expected credit losses recognized on issued guarantees are not material.

[21] For credit exposures arising from intragroup transactions, the recovery rate is normally assumed equal to 100% taking into account, inter alia, the Group central treasury function which supports both financial and capital needs of subsidiaries.

Considering the characteristics of the reference markets, financial assets with more than 180 days past due or, in any case, with counterparties undergoing litigation, restructuring or renegotiation, are considered to be in default. Counterparties are considered undergoing litigation when judicial/legal proceedings aimed to recover a receivable have been activated or are going to be activated. Impairment losses of trade and other receivables are recognized in the profit and loss account, net of any impairment reversal, within the line item of the profit and loss account “Net (impairments) reversals of trade and other receivables”.

The financing receivables, granted to associates and joint ventures, for which settlement is neither planned nor likely to occur in the foreseeable future and which in substance form part of the entity’s net investment in these investees, are tested for impairment, first, on the basis of the expected credit loss model and, then, together with the carrying amount of the investment in the associate/joint venture, in accordance with the criteria indicated in the accounting policy for “The equity method of accounting”. In applying the expected credit loss model, any adjustments to the carrying amount of long-term interest that arise from applying the accounting policy for “The equity method of accounting” are not taken into account.

Significant accounting estimates and judgments: impairment of financial assets

Measuring impairment losses of financial assets requires management evaluation of complex and highly uncertain elements such as, for example, Probabilities of Default of counterparties, the assessment of any collateral or other credit enhancements, the expected exposure that will not be recovered in case of default, as well as the definition of customers’ clusters to be adopted.

Further details on the main assumptions underlying the measurement of expected credit losses of financial assets are provided in note 8 – Trade and other receivables.

Investments in equity instruments

Investments in equity instruments that are not held for trading are measured at fair value through other comprehensive income, without subsequent transfer of fair value changes to profit or loss on derecognition of these investments; conversely, dividends from these investments are recognized in the profit and loss account, within the line item “Income (Expense) from investments”, unless they clearly represent a recovery of part of the cost of the investment. In limited circumstances, an investment in equity instruments can be measured at cost if it is an appropriate estimate of fair value.

Financial liabilities

At initial recognition, financial liabilities, other than derivative financial instruments, are measured at their fair value, minus transaction costs that are directly attributable, and are subsequently measured at amortized cost.

The sustainability-linked bonds, i.e. financial liabilities featuring a potential increase in the related interest rate to reflect the borrower’s performance relative to certain sustainability targets (the so-called ESG metrics), are measured at amortized cost.

Generally, changes in the interest rate result in an update of the effective interest rate to be used for the recognition of interest expense.

The issue of a convertible bond into ordinary shares of the issuer (without substantial cash settlement option) determines the separate recognition of the components of the instrument represented by the debt component, measured at amortized cost, and by the conversion option, recognized in equity. Any eventually transaction costs are allocated proportionally between the financial liability and the equity instrument.

Significant judgments: financial liabilities

The Group’s companies can negotiate supplier finance arrangements (supply chain finance, payable finance, reverse factoring and similar agreements) with suppliers, to obtain extended payment terms, without the necessary and automatic involvement of a financial institution. In such cases, management judges whether or not payables towards suppliers have to be re-classified as financial liabilities from trade/investing activity payables. In order to make such judgment, management considers if the payment terms differ from the ones that are customary in the industry, any additional security is provided as part of the arrangement as well as any other facts and circumstances. The classification of a debt as financial determines: (i) upon reclassification/initial recognition of the liability, a non-monetary change with no impacts on the statement of cash flows; (ii) upon the settlement of the liability, the classification of the payment within net cash used in financing activities.

With reference to sustainability-linked bonds, management assesses whether the non-compliance with an ESG metric could adversely impact operations and, therefore, revenue generation and creditworthiness of the Company.

Derivative financial instruments and hedge accounting

Derivative financial instruments are assets and liabilities recognized and measured at their fair value.

With reference to the defined risk management objectives and strategy, the qualifying criteria for hedge accounting requires: (i) the existence of an economic relationship between the hedged item and the hedging instrument in order to offset the related value changes and the effects of counterparty credit risk do not dominate the economic relationship between the hedged item and the hedging instrument; and (ii) the definition of the relationship between the quantity of the hedged item and the quantity of the hedging instrument (the so-called hedge ratio) consistent with the entity’s risk management objectives, under a defined risk management strategy; the hedge ratio is adjusted, where appropriate, after taking into account any adequate rebalancing. A hedging relationship is discontinued prospectively, in its entirety or a part of it, when it no longer meets the risk management objectives on the basis of which it qualified for hedge accounting, it ceases to meet the other qualifying criteria or after rebalancing it.

When derivatives hedge the risk of changes in the fair value of the hedged items (fair value hedge, e.g. hedging of the variability in the fair value of fixed interest rate assets/liabilities), the derivatives are measured at fair value through profit or loss. Consistently, the carrying amount of the hedged item is adjusted to reflect, in the profit and loss account, the changes in fair value of the hedged item attributable to the hedged risk; this applies even if the hedged item should be otherwise measured.

When derivatives hedge the exposure to variability in cash flows of the hedged items (cash flow hedge, e.g. hedging the variability in the cash flows of assets/liabilities as a result of the fluctuations of exchange rate), the effective changes in the fair value of the derivatives are initially recognized in the equity reserve related to other comprehensive income and then reclassified to the profit and loss account in the same period during which the hedged transaction affects the profit and loss account.

If a hedged forecast transaction subsequently results in the recognition of a non-financial asset or a non-financial liability, the accumulated changes in fair value of hedging derivatives, recognized in equity, are included directly in the carrying amount of the hedged non-financial asset/liability (commonly referred to as a “basis adjustment”).

The changes in the fair value of non-hedging derivatives on interest rates and exchange rates are recognized in the profit and loss account line item “Finance income (expense)”; conversely, the changes in the fair value of non-hedging derivatives on commodities are recognized in the profit and loss account line item “Other operating (expense) income”.

Derivatives embedded in financial assets are not accounted for separately; in such circumstances, the entire hybrid instrument is classified depending on the contractual cash flow characteristics of the financial instrument and the business model for managing it (see the accounting policy for “Financial assets”). Conversely, derivatives embedded in financial liabilities measured at amortized cost and/or non-financial assets are separated if the economic characteristics and risks of the embedded derivative are not closely related to the economic characteristics and risks of the host contract.

Eni assesses the existence of embedded derivatives to be separated when it becomes party to the contract and, afterwards, when a change in the terms of the contract that modifies its cash flows occurs.

Contracts to buy or sell commodities entered into and continued to be held for the purpose of their receipt or delivery in accordance with the Group’s expected purchase, sale or usage requirements are recognized on an accrual basis (the so-called own use exemption).

Offsetting of financial assets and liabilities

Financial assets and liabilities are set off on the balance sheet if the Group currently has a legally enforceable right to set off and intends to settle on a net basis (or to realize the asset and settle the liability simultaneously).

Derecognition of financial assets and liabilities

Transferred financial assets are derecognized when the contractual rights to receive the cash flows from the financial assets expire or are transferred to another party. Financial liabilities are derecognized when they are extinguished, or when the obligation specified in the contract is discharged, cancelled or expired.

Provisions, contingent liabilities and contingent assets

Provisions are recognized when: (i) there is a present obligation, legal or constructive, as a result of a past event; (ii) it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and (iii) the amount of the obligation can be reliably estimated.

The amount recognized as a provision is the best estimate of the expenditure required to settle the present obligation or to transfer it to third parties on the balance sheet date. The amount recognized for onerous contracts is the lower of the cost necessary to fulfill the obligations, net of expected economic benefits deriving from the contracts, and any compensation or penalties arising from failure to fulfill these obligations. Where the effect of the time value is material, and the payment date of the obligations can be reasonably estimated, provisions to be accrued are the present value of the expected cash outflows determined taking into account the time value of money and the risks associated with the obligation. The change in provisions due to the passage of time is recognized within “Finance income (expense)” in the profit and loss account.

A provision for restructuring costs is recognized only when the Company has a detailed formal plan for the restructuring and has raised a valid expectation in the affected parties that it will carry out the restructuring.

Provisions are periodically reviewed and adjusted to reflect changes in the estimates of costs, timing and discount rates. Changes in provisions are recognized in the same line item where the original provision was charged.

Contingent liabilities are: (i) possible obligations arising from past events, whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Company; or (ii) present obligations arising from past events, whose amount cannot be reliably measured or whose settlement will probably not result in an outflow of resources embodying economic benefits. Contingent liabilities are not recognized in the financial statements but are disclosed.

Contingent assets, that are possible assets arising from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Company, are not recognized in financial statements unless the realization of economic benefits is virtually certain. Contingent assets are disclosed when an inflow of economic benefits is probable. Contingent assets are assessed periodically to ensure that developments are appropriately reflected in the financial statements.

Decommissioning and restoration liabilities

Liabilities for decommissioning and restoration costs are recognized, together with a corresponding amount as part of the related property, plant and equipment, when the conditions indicated in the accounting policy for “Provisions, contingent liabilities and contingent assets” are met.

Such liabilities are reviewed regularly to take into account the changes in the expected costs to be incurred, contractual obligations, regulatory requirements and practices in force in the countries where the tangible assets are located.

The effects of any changes in the estimate of the liability are recognized generally as an adjustment to the carrying amount of the related property, plant and equipment; however, if the resulting decrease in the liability exceeds the carrying amount of the related asset, the excess is recognized in the profit and loss account.

Environmental liabilities

Environmental liabilities are recognized when the Group has a present obligation, legal or constructive, relating to environmental clean-up and remediation of soil and groundwater in areas owned or under concession where the Group performed in the past industrial operations that were progressively divested, shut down, dismantled or restructured. Liabilities for environmental costs are recognized when a clean-up is probable and the associated costs can be reliably estimated. The liability is measured on the basis of the costs expected to be incurred in relation to the existing situation at the balance sheet date, considering virtually certain future developments in technology and legislation that are known.

Significant accounting estimates and judgments: decommissioning and restoration liabilities, environmental liabilities and other provisions

The Group holds provisions for dismantling and removing items of property, plant and equipment, and restoring land or seabed at the end of the oil and gas production activity. Estimating the amount and the timing of the obligations to dismantle, remove and restore items of property, plant and equipment is complex. It requires management to make estimates and judgments with respect to removal obligations that will come to term many years into the future and contracts and regulations are often unclear as to what constitutes removal. In addition, the ultimate financial impact of environmental laws and regulations is not always clearly known as asset removal technologies and costs constantly evolve in the countries where Eni operates, as do political, environmental, safety and public expectations.

Decommissioning and restoration provisions, recognized in the financial statements, include, essentially, the present value of the expected costs for decommissioning oil and natural gas facilities at the end of the economic lives of fields, well-plugging, abandonment and site restoration of the Exploration & Production operating segment.

Any decommissioning and restoration provisions associated with the other operating segments’ assets, given their indeterminate settlement dates, also considering the strategy to reconvert plants in order to produce low carbon products, are recognized when it is possible to make a reliable estimate of the discounted abandonment costs. In this regard, Eni performs periodic reviews for any changes in facts and circumstances that might require recognition of a decommissioning and restoration provision.

Eni is subject to numerous EU, national, regional and local environmental laws and regulations concerning its oil and gas operations, production and other activities. They include legislations that implement international conventions or protocols. Environmental liabilities are recognized when it becomes probable that an outflow of resources will be required to settle the obligation and such obligation can be reliably estimated. With reference to groundwater treatment plants, the enhancement of the know-how gained on water contamination trends, as well as the positions of the competent authorities, allows the definition of a predictive model for estimating the time horizon within which the operations of those plants will be terminated and, therefore, for estimating the cost of managing and monitoring them.

The reliable determinability is verified on the basis of the available information such as, for example, the approval or filing of the environmental projects to the relevant administrative authorities or the making of a commitment to the relevant administrative authorities, where supported by adequate estimates.

Management, considering the actions already taken, insurance policies obtained to cover environmental risks and provisions already recognized, does not expect any material adverse effect on Eni’s consolidated results of operations and financial position as a result of such laws and regulations. However, there can be no assurance that there will not be a material adverse impact on Eni’s consolidated results of operations and financial position due to: (i) the possibility of an unknown contamination; (ii) the results of the ongoing surveys and other possible effects of statements required by applicable laws; (iii) the possible effects of future environmental legislations and rules; (iv) the effects of possible technological changes relating to future remediation; and (v) the possibility of litigation and the difficulty of determining Eni’s liability, if any, against other potentially responsible parties with respect to such litigations and the possible reimbursements.

Moreover, considering the significant time period covered by the environmental liabilities, further uncertainties associated with the estimate are related to the definition of: (i) the time-frame required to reduce contaminants; (ii) the future costs to be incurred for remediation activities; (iii) the discount and inflation rates.

In addition to environmental and decommissioning and restoration liabilities, Eni recognizes provisions primarily related to legal and trade proceedings. These provisions are estimated on the basis of complex managerial judgments.

Employee benefits

Employee benefits are considerations given by the Group in exchange for service rendered by employees or for the termination of employment.

Post-employment benefit plans, including informal arrangements, are classified as either defined contribution plans or defined benefit plans depending on the economic substance of the plan as derived from its principal terms and conditions. Under defined contribution plans, the Company’s obligation, which consists in making payments to the State or to a trust or a fund, is determined on the basis of contributions due.

The liabilities related to defined benefit plans, net of any plan assets, are determined on the basis of actuarial assumptions and charged on an accrual basis during the employment period required to obtain the benefits.

Net interest includes the interest cost on liabilities and interest income on plan assets. Net interest is measured by applying to the liability, net of any plan assets, the discount rate used to calculate the present value of the liability; net interest of defined benefit plans is recognized in “Finance income (expense)”.

Remeasurements of the net defined benefit liability, comprising actuarial gains and losses, resulting from changes in the actuarial assumptions used or from changes arising from experience adjustments, and the return on plan assets excluding amounts included in net interest, are recognized within the statement of comprehensive income. Remeasurements of the net defined benefit liability, recognized within other comprehensive income, are not reclassified subsequently to the profit and loss account.

Obligations for long-term benefits are determined by adopting actuarial assumptions. The effects of remeasurements are taken to profit and loss account in their entirety.

The liabilities for termination benefits are recognized at the earlier of the following dates: (a) when the entity can no longer withdraw the offer of those benefits; and (b) when the entity recognizes costs for a restructuring that involves the payment of termination benefits. Such liabilities are measured in accordance with the nature of the employee benefit. In particular, if the termination benefits are an enhancement to post-employment benefits, the related liability is measured in accordance with the requirements for post-employment benefits. Otherwise, liabilities for termination benefits are determined applying the requirements: (i) for short-term employee benefits, if the termination benefits are expected to be settled wholly before twelve months after the end of the annual reporting period in which the termination benefits are recognized; or (ii) for long-term benefits if the termination benefits are not expected to be settled wholly before twelve months after the end of the annual reporting period.

Share-based payments

The line item “Payroll and related costs” includes the cost of the share-based incentive plan, consistent with its actual remunerative nature (Long-term share-based incentive plans for the managers of Eni and Employee Stock Ownership Plan).

With reference to Long-term share-based incentive plans for the managers of Eni, the cost of the share-based incentive plan is measured by reference to the fair value of the equity instruments granted and the estimate of the number of shares that eventually vest; the cost is recognized on an accrual basis pro rata temporis over the vesting period, that is the period between the grant date and the settlement date. The fair value of the shares underlying the incentive plan is measured at the grant date, taking into account the estimate of achievement of market conditions (e.g. Total Shareholder Return), and is not adjusted in subsequent periods; when the achievement is linked also to non-market conditions, the number of shares expected to vest is adjusted during the vesting period to reflect the updated estimate of these conditions. If, at the end of the vesting period, the incentive plan does not vest because of failure to satisfy the performance conditions, the portion of cost related to market conditions is not reversed to the profit and loss account.

A similar accounting treatment is adopted with reference to the Employee Stock Ownership Plan, whose cost is determined on the basis of the fair value of shares at the grant date, it is allocated over the period of time (three years) required for the employee to acquire full ownership and availability of the shares granted.

Significant accounting estimates and judgments: employee benefits and share-based payments

Defined benefit plans are evaluated with reference to uncertain events and based upon actuarial assumptions. The significant assumptions used to account for defined benefit plans are determined as follows: (i) discount and inflation rates are based on the market yields on high quality corporate bonds (or, in the absence of a deep market of these bonds, on the market yields on government bonds) and on the expected inflation rates in the reference currency area; (ii) the future salary levels of the individual employees are determined including an estimate of future changes attributed to general price levels (consistent with inflation rate assumptions), productivity, seniority and promotion; (iii) healthcare cost trend assumptions reflect an estimate of the actual future changes in the cost of the healthcare related benefits provided to the plan participants and are based on past and current healthcare cost trends, including healthcare inflation, changes in healthcare utilization, changes in health status of the participants and the contributions paid to health funds; and (iv) demographic assumptions such as mortality, disability and turnover reflect the best estimate of these future events for individual employees involved.

The amount of the net defined benefit liability (asset), changes according to the remeasurements, comprising, among others, changes in the current actuarial assumptions, differences in the previous actuarial assumptions and what has actually occurred and differences in the return on plan assets, excluding amounts included in net interest, usually occur. Similar to the approach followed for the fair value measurement of financial instruments, the fair value of the shares underlying the incentive plans is measured by using complex valuation techniques and identifying, through structured judgments, the assumptions to be adopted.

Further details on the share-based incentives plans for managers are provided in note 30 – Costs.

Equity instruments

Treasury shares

Treasury shares, including shares held to meet the future requirements of the share-based incentive plans and the Employee Stock Ownership Plan, are recognized as deductions from equity at cost. Any gain or loss resulting from subsequent sales is recognized in equity.

Hybrid bonds

The perpetual subordinated hybrid bonds are classified in the financial statements as equity instruments considering that the issuer has the unconditional right to defer, until the date of its own liquidation, the repayment of the principal amount and the payment of accrued interest[22]. Therefore, the issuer recognizes the cash received from the bondholders, net of costs incurred in issuing the hybrid bonds, as an increase in Eni owners’ equity; differently, the repayments of the principal amount and the payments of accrued interest (upon the arising of the related contractual payment obligation) are accounted for as a decrease in Eni owners’ equity.

Revenue from contracts with customers

Revenue from contracts with customers is recognized when the related performance obligation is satisfied, that is when a promised good or service is transferred to a customer. A promised good or service is transferred when (or as) the customer obtains control of it. Control can be transferred over time or at a point in time. With reference to the most important products sold by Eni, revenue is generally recognized for:

•         crude oil, upon shipment;

•         natural gas, LNG and electricity, upon delivery to the customer;

•         petroleum products sold to retail distribution networks, upon delivery to the service stations, whereas all other sales of petroleum products are recognized upon shipment; and

•         chemical products and other products, upon shipment.

[22] The payment of accrued interest is required upon the occurrence of events under the issuer’s control such as, for example, a distribution of dividends to shareholders.

Revenue from crude oil and natural gas production from properties in which Eni has an interest together with other producers is recognized on the basis of the quantities actually lifted and sold (sales method); costs are recognized on the basis of the quantities actually sold.

Revenue is measured at the fair value of the consideration to which the Company expects to be entitled in exchange for transferring promised goods and/or services to a customer, excluding amounts collected on behalf of third parties. If the consideration promised in a contract includes a variable amount, the Company estimates the amount of consideration to which it will be entitled in exchange for transferring the promised goods and/or services to a customer; in particular, the amount of consideration can vary because of discounts, refunds, incentives, price concessions, performance bonuses, penalties or if the price is contingent on the occurrence or non-occurrence of future events.

If, in a contract, the Company grants a customer the option to acquire additional goods or services for free or at a discount (e.g. sales incentives, customer award points, etc.), this option gives rise to a separate performance obligation in the contract only if the option provides a material right to the customer that it would not receive without entering into that contract. When goods or services are exchanged for goods or services which are of a similar nature and value, the exchange is not regarded as a transaction which generates revenue.

Significant accounting estimates and judgments: revenue from contracts with customers

Revenue from sales of electricity and gas to retail customers includes the amount accrued for electricity and gas supplied between the date of the last invoiced meter reading (actual or estimated) of volumes consumed and the end of the year. These estimates consider information provided by the grid managers about the volumes allocated among the customers of the secondary distribution network, about the actual and estimated volumes consumed by customers, as well as internal estimates about volumes consumed by customers. Therefore, revenue is accrued as a result of a complex estimate based on the volumes distributed and allocated, communicated by third parties, likely to be adjusted, according to applicable regulations, within the fifth year following the one in which they are accrued, as well as on estimates about volumes consumed by customers. Considering the contractual obligations on the supply delivery points, revenue from sales of electricity and gas to retail customers includes costs for transportation and dispatching and in these cases the gross amount of consideration to which the Company is entitled is recognized.

Costs

Costs are recognized when the related goods and services are sold or consumed during the year, when they are allocated on a systematic basis or when their future economic benefits cannot be identified. Costs associated with emission quotas, incurred to meet the compliance requirements (e.g. Emission Trading Scheme) and determined on the basis of market prices, are recognized in relation to the amounts of the carbon dioxide emissions that exceed free allowances. Costs related to the purchase of the emission rights that exceed the amount necessary to meet regulatory obligations are recognized as intangible assets. Revenue related to emission quotas is recognized when they are sold. Emission rights held for trading are recognized within inventories. The costs incurred on a voluntary basis for the acquisition or production of forestry certificates, also taking into account the absence of an active market, are recognized in the profit and loss account when incurred.

The costs incurred for scientific research activities or technological development, which cannot be recognized (see also the accounting policy for “Intangible assets”), are included in the profit and loss account when they are incurred.

Exchange differences

Revenues and costs associated with transactions in foreign currencies are translated into the functional currency by applying the exchange rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the spot exchange rate on the balance sheet date and any resulting exchange differences are included in the profit and loss account within “Finance income (expense)” or, if designated as hedging instruments for the foreign currency risk, in the same line item in which the economic effects of the hedged item are recognized. Non-monetary assets and liabilities denominated in foreign currencies, measured at cost, are not retranslated subsequent to initial recognition. Non-monetary items measured at fair value, recoverable amount or net realizable value are retranslated using the exchange rate at the date when the value is determined.

Dividends

Dividends are recognized when the right to receive payment of the dividend is established.

Dividends and interim dividends to owners are shown as changes in equity when the dividends are declared by, respectively, the shareholders’ meeting and the Board of Directors.

Income taxes

Current income taxes are determined on the basis of estimated taxable profit. Current income tax assets and liabilities are measured at the amount expected to be paid to (recovered from) the taxation authorities, using the tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and liabilities are recognized for temporary differences arising between the carrying amounts of the assets and liabilities and their tax bases, based on tax rates and tax laws that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. Deferred tax assets are recognized when their recoverability is considered probable, i.e. when it is probable that sufficient taxable profit will be available in the same year as the reversal of the deductible temporary difference. Similarly, deferred tax assets for the carry-forward of unused tax credits and unused tax losses are recognized to the extent that their recoverability is probable. The carrying amount of the deferred tax assets is reviewed, at least, on an annual basis.

Relating to the taxable temporary differences associated with investments in subsidiaries and associates, and interests in joint arrangements, the related deferred tax liabilities are not recognized if the investor is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future.

If there is uncertainty over income tax treatments, if the company: (i) concludes it is probable that the taxation authority will accept an uncertain tax treatment, it determines the (current and/or deferred) income taxes to be recognized in the financial statements consistent with the tax treatment used or planned to be used in its income tax filings; (ii) concludes it is not probable that the taxation authority will accept an uncertain tax treatment, the company reflects the effect of uncertainty in determining the (current and/or deferred) income taxes to be recognized in the financial statements.

Deferred tax assets and liabilities are presented within non-current assets and liabilities and are offset at a single entity level if related to off-settable taxes. The balance of the offset, if positive, is recognized in the line item “Deferred tax assets” and, if negative, in the line item “Deferred tax liabilities”.

When the results of transactions are recognized in other comprehensive income or directly in equity, the related current and deferred taxes are also recognized in other comprehensive income or directly in equity.

Significant accounting estimates and judgments: income taxes

The computation of income taxes involves the interpretation of applicable tax laws and regulations in many jurisdictions throughout the world. Although Eni aims to maintain a relationship with the taxation authorities characterized by transparency, dialogue and cooperation (e.g. by not using aggressive tax planning and by using, if available, procedures intended to eliminate or reduce tax litigations), there can be no assurance that there will not be a tax litigation with the taxation authorities where the legislation could be open to more than one interpretation. The resolution of tax disputes, through negotiations with relevant taxation authorities or through litigation, could take several years to complete. The estimate of liabilities related to uncertain tax treatments requires complex judgments by management. After the initial recognition, these liabilities are periodically reviewed for any changes in facts and circumstances.

Moreover, management makes complex judgments regarding mainly the assessment of the recoverability of deferred tax assets, related both to deductible temporary differences and unused tax losses, which requires estimates and evaluations about the amount and the timing of future taxable profits.

Assets held for sale and discontinued operations

Non-current assets and current and non-current assets included within disposal groups are classified as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the asset or the disposal group is available for immediate sale in its present condition. When there is a sale plan involving loss of control of a subsidiary, all the assets and liabilities of that subsidiary are classified as held for sale, regardless of whether a non-controlling interest in its former subsidiary will be retained after the sale.

Immediately before the initial classification of a non-current asset and/or a disposal group as held for sale, the non-current asset and/or the assets and liabilities in the disposal group are measured in accordance with applicable IFRSs. Subsequently, non-current assets held for sale are not depreciated or amortized and they are measured at the lower of the fair value less costs to sell and their carrying amount.

If an equity-accounted investment, or a portion of that investment meets the criteria to be classified as held for sale, it is no longer accounted for using the equity method.

Any difference between the carrying amount of the non-current assets and the fair value less costs to sell is taken to the profit and loss account as an impairment loss; any subsequent reversal is recognized up to the cumulative impairment losses, including those recognized prior to qualification of the asset as held for sale. Non-current assets classified as held for sale and disposal groups are considered a discontinued operation if they, alternatively: (i) represent a separate major line of business or geographical area of operations; (ii) are part of a disposal program of a separate major line of business or geographical area of operations; or (iii) are a subsidiary acquired exclusively with a view to resale. The results of discontinued operations, as well as any gain or loss recognized on the disposal, are indicated in a separate line item of the profit and loss account, net of the related tax effects; the economic figures of discontinued operations are indicated also for prior periods presented in the financial statements.

If events or circumstances occur that no longer allow to classify a non-current asset or a disposal group as held for sale, the non-current asset or the disposal group is reclassified into the original line items of the balance sheet and measured at the lower of: (i) its carrying amount at the date of classification as held for sale adjusted for any depreciation, amortization, impairment losses and reversals that would have been recognized had the asset or disposal group not been classified as held for sale, and (ii) its recoverable amount at the date of the subsequent decision not to sell.

Fair value measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (not in a forced liquidation or a distress sale) at the measurement date (exit price).

Assets and liabilities measured at fair value are categorized into the fair value hierarchy which is defined on the basis of the significance of the inputs used to measure fair value. In particular, on the basis of the features of the inputs used in the measurement, the fair value hierarchy provides for the following levels:

a)       Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;

b)       Level 2: measurement based on inputs, other than quoted prices included within the previous point, that are observable for the asset or liability under measurement, either directly or indirectly;

c)       Level 3: unobservable inputs for the asset or liability.

Significant accounting estimates and judgments: fair value

Fair value measurement, although based on the best available information and on the use of appropriate valuation techniques, is inherently uncertain, requires the use of professional judgment and could result in expected values other than the actual ones.